Stock-Based Compensation (Summary of Activity Related to Employee and Director Deferred Share Units) (Details) - DSU Plan - Deferred Share Unit Plans	12 Months Ended
Dec. 31, 2024 $ / shares shares
Employee
Share Unit Plans: Units
Share Unit Plans: Outstanding, Beginning Balance | shares	712,963
Share Unit Plans: Granted including DRIP | shares	86,417
Share Unit Plans: Exercised | shares	(10,292)
Share Unit Plans: Outstanding and exercisable, Ending Balance | shares	789,088
Share Unit Plans: Weighted Average Grant Date Fair Value
Share Unit Plans: Weighted Average Grant Date Fair Value: Outstanding, Beginning Balance | $ / shares	$ 42.29
Share Unit Plans: Weighted Average Grant Date Fair Value: Granted including DRIP | $ / shares	45.20
Share Unit Plans: Weighted Average Grant Date Fair Value: Exercised | $ / shares	38.77
Share Unit Plans: Weighted Average Grant Date Fair Value: Outstanding and exercisable, Ending Balance | $ / shares	$ 42.65
Director
Share Unit Plans: Units
Share Unit Plans: Outstanding, Beginning Balance | shares	729,058
Share Unit Plans: Granted including DRIP | shares	134,795
Share Unit Plans: Exercised | shares	(34,997)
Share Unit Plans: Outstanding and exercisable, Ending Balance | shares	828,856
Share Unit Plans: Weighted Average Grant Date Fair Value
Share Unit Plans: Weighted Average Grant Date Fair Value: Outstanding, Beginning Balance | $ / shares	$ 46.24
Share Unit Plans: Weighted Average Grant Date Fair Value: Granted including DRIP | $ / shares	48.98
Share Unit Plans: Weighted Average Grant Date Fair Value: Exercised | $ / shares	36.04
Share Unit Plans: Weighted Average Grant Date Fair Value: Outstanding and exercisable, Ending Balance | $ / shares	$ 47.12